Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Capital	Capital reserve	Treasury shares	Legal reserve	Reserve for investment and expansion	Additional dividends proposed	Other comprehensive income	Retained earnings / accumulated losses	Total
Beginning Balance at Jun. 30, 2016	R$ 584,224	R$ 1,771	R$ (37,203)	R$ 9,020	R$ 82,138	R$ 7,533	R$ 40,005		R$ 687,488
Additional dividends proposed					(22,000)	22,000
Payment of additional dividends						(29,533)			(29,533)
Exercise of granted stock		(246)	1,076						830
Cancellation of treasury stock			14,881		(14,881)
Treasury stock acquired			(15,551)						(15,551)
Net profit for the year								27,310	27,310
Constitution of legal reserve				1,366				(1,366)
Minimum mandatory dividends								(6,486)	(6,486)
Additional dividends proposed						6,486		(6,486)
Constitution of reserve for investment and expansion					12,972			(12,972)
Currency translation adjustment of foreign operation							3,410		3,410
Ending Balance at Jun. 30, 2017	584,224	1,525	(36,797)	10,386	58,229	6,486	43,415		667,468
Payment of additional dividends						(6,486)			(6,486)
Reversal of expired unpaid dividends								20	20
Share based compensation		844							844
Exercise of granted stock		(372)	2,199						1,827
Treasury stock acquired			(610)						(610)
Net profit for the year								126,338	126,338
Constitution of legal reserve				6,317				(6,317)
Minimum mandatory dividends								(30,005)	(30,005)
Additional dividends proposed						10,995		(10,995)
Constitution of reserve for investment and expansion					79,041			(79,041)
Currency translation adjustment of foreign operation							27,084		27,084
Currency translation adjustment of joint venture spin-off							(30,616)		(30,616)
Ending Balance at Jun. 30, 2018	584,224	1,997	(35,208)	16,703	137,270	10,995	39,883		755,864
Payment of additional dividends						(10,995)			(10,995)
Share based compensation		1,648							1,648
Net profit for the year								177,079	177,079
Constitution of legal reserve				8,854				(8,854)
Minimum mandatory dividends								(42,056)	(42,056)
Additional dividends proposed						7,944		(7,944)
Constitution of reserve for investment and expansion					118,225			(118,225)
Currency translation adjustment of foreign operation							(1,007)		(1,007)
Ending Balance at Jun. 30, 2019	R$ 584,224	R$ 3,645	R$ (35,208)	R$ 25,557	R$ 255,495	R$ 7,944	R$ 38,876		R$ 880,533